Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 100.12%
Affiliated master portfolios: 72.46%
Allspring Disciplined International Developed Markets Portfolio			$38,562,479
Allspring Disciplined Large Cap Portfolio			57,487,069
Allspring Macro Strategies Portfolio			379,691,896
			475,741,444
Alternative investment funds: 12.14%
Allspring Alternative Risk Premia Fund Class R6♠		9,698,564	79,722,202
Bond funds: 9.96%
Allspring Income Plus Fund Institutional Class♠		5,548,227	48,879,879
Allspring Short-Term High Income Fund Institutional Class♠		2,098,592	16,515,918
			65,395,797
Stock funds: 5.56%
Allspring Disciplined Small Cap Fund Class R6♠		414,979	5,859,500
Allspring Emerging Markets Equity Income Fund Class R6♠		1,007,574	12,242,019
Allspring Special International Small Cap Fund Class R6♠		1,014,247	12,150,680
Allspring Special Mid Cap Value Fund Class R6♠		119,978	6,235,279
			36,487,478
Total investment companies (Cost $637,008,399)			657,346,921
Total investments in securities (Cost $637,008,399)	100.12%		657,346,921
Other assets and liabilities, net	(0.12)		(820,524)
Total net assets	100.00%		$656,526,397

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$80,717,777	$1,674,634	$(3,265,392)	$26,801	$568,382	$79,722,202
Allspring Disciplined Small Cap Fund Class R6	9,712,294	1,636	(5,132,701)	473,402	804,869	5,859,500
Allspring Emerging Markets Equity Income Fund Class R6	19,813,148	642,206	(9,137,550)	271,086	653,129	12,242,019
Allspring Income Plus Fund Institutional Class	63,410,935	1,569,273	(17,600,000)	113,706	1,385,965	48,879,879
Allspring Short Term-High Income Fund Institutional Class	19,902,579	510,442	(4,123,501)	24,448	201,950	16,515,918
Allspring Special International Small Cap Fund Class R6	19,370,480	199,055	(8,750,000)	290,788	1,040,357	12,150,680
Allspring Special Mid Cap Value Fund Class R6	9,833,657	19,443	(4,403,136)	278,904	506,411	6,235,279
				$1,479,135	$5,161,063	$181,605,477
See accompanying notes to portfolio of investments
Allspring Absolute Return Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	9,698,564	$0
Allspring Disciplined Small Cap Fund Class R6	414,979	0
Allspring Emerging Markets Equity Income Fund Class R6	1,007,574	173,885
Allspring Income Plus Fund Institutional Class	5,548,227	815,428
Allspring Short Term-High Income Fund Institutional Class	2,098,592	311,153
Allspring Special International Small Cap Fund Class R6	1,014,247	0
Allspring Special Mid Cap Value Fund Class R6	119,978	0
		$1,300,466
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	18.41%	13.35%	$164,060	$2,496,015	$818	$458,610	$15,298	$38,562,479
Allspring Disciplined Large Cap Portfolio	22.50	17.28	907,441	6,389,167	1,031	278,669	16,503	57,487,069
Allspring Macro Strategies Portfolio	100.00	100.00	(4,741,215)	18,320,987	1,999,685	175,418	848,911	379,691,896
			$(3,669,714)	$27,206,169	$2,001,534	$912,697	$880,712	$475,741,444
See accompanying notes to portfolio of investments
2 | Allspring Absolute Return Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$181,605,477	$0	$0	$181,605,477
Investments measured at net asset value*				475,741,444
Total assets	$181,605,477	$0	$0	$657,346,921

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $475,741,444 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Macro Strategies Portfolio	Seeks long-term capital appreciation
Allspring Absolute Return Fund | 3